Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Balances and Transactions [Abstract]
Schedule of Related Party Transactions

In addition to the information disclosed elsewhere in the financial statements, the principal related parties with which the Company had transactions during the years presented are as follows:

Name of Related Parties	Relationship with the Company
Mr. He Xiaowu	Chief Executive Officer and Chairman of the Board
Beijing Junwei Technology Co., Ltd.	Controlling shareholder of QY
Sixiang Zhuohong Private Equity LP	Equity investee of the Company

For the years ended December 31, 2023, 2024 and 2025, significant related party transactions were as follows:

		For the years ended December 31,
		2023	2024	2025	2025
		RMB	RMB	RMB	US$
Sixiang Zhuohong Private Equity LP	Sold 11.5385% equity interest of Banyou to the Company	37,500	-	-	-
Sixiang Zhuohong Private Equity LP	Acquires 6% of Hangzhou Zhan Ge’s shares through Sixiang Zhuohong	-	13,500	-	-

As of December 31, 2024 and 2025, the amounts due from related parties are as follows:

	2024	2025	2025
	RMB	RMB	US$
Amount due from related parties
Beijing Junwei Technology Co., Ltd. (i)	-	100	14
Total	-	100	14

(i)	represents the business advance payments made to Beijing Junwei Technology Co., Ltd. for administration and registration service.